Financial Instruments - Summary of Fair Value Measurement of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about financial instruments [line items]
Carrying value, Redemption options	$ 17
Carrying value, Short-term investments		$ 11
Carrying value, Derivative financial instruments			$ 1
Carrying value, Derivative financial instruments		1	1
Carrying value, Long-term debt – Notes	531	561	549
Carrying value, Long-term debt - RCF	177	229	329
Carrying value, Long-term debt – Term Loan		129	149
Level 1 [member] | Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets			0
Financial Liabilities		0	0
Level 1 [member] | Long-term debt - Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	0	0
Level 1 [member] | Long-term debt - RCF [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	0	0
Level 1 [member] | Long-term debt - Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		0	0
Level 1 [member] | Redemption options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	0
Level 1 [member] | Short Term Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		0
Level 2 [member] | Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets			1
Financial Liabilities		1	1
Level 2 [member] | Long-term debt - Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	613	622	642
Level 2 [member] | Long-term debt - RCF [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	191	238	338
Level 2 [member] | Long-term debt - Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		130	150
Level 2 [member] | Redemption options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	17
Level 2 [member] | Short Term Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		11
Level 3 [member] | Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets			0
Financial Liabilities		0	0
Level 3 [member] | Long-term debt - Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	0	0
Level 3 [member] | Long-term debt - RCF [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	0	0
Level 3 [member] | Long-term debt - Term Loan [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		0	$ 0
Level 3 [member] | Redemption options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets	$ 0
Level 3 [member] | Short Term Investment [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		$ 0